Cash	12 Months Ended
Dec. 31, 2024
Cash [Abstract]
CASH
5	CASH

	As of December 31, 2024	As of December 31, 2023
	USD	USD
Cash at banks	765,099	467,235
Cash in transit	71,808	-
Cash in the consolidated statements of financial position	836,907	467,235

	2024	2023
	USD	USD
Cash in the consolidated statements of cash flows	836,907	467,235

The maximum exposure to credit risk at the end of the reporting period is the book carrying value of cash at banks.